Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-B OWNER TRUST
Monthly Servicer's Certificate
for the month of October 2014

Collection Period	Oct-14	30/360 Days	30	Collection Period Start	1-Oct-14
Distribution Date	17-Nov-14	Actual/360 Days	33	Collection Period End	31-Oct-14
				Prior Month Settlement Date	15-Oct-14
				Current Month Settlement Date	17-Nov-14

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,496,982,413.05	449,423,505.61	422,386,020.68	0.289636
Yield Supplement Overcollaterization		38,649,079.72	7,558,855.09	6,929,246.27
Total Adjusted Portfolio		1,458,333,333.33	441,864,650.52	415,456,774.41
Total Adjusted Securities		1,458,333,333.33	441,864,650.52	415,456,774.41	0.284885
Class A-1 Notes	0.26311%	371,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.39000%	472,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.46000%	413,000,000.00	239,531,317.19	213,123,441.08	0.516037
Class A-4 Notes	0.66000%	144,000,000.00	144,000,000.00	144,000,000.00	1.000000
Certificates	0.00000%	58,333,333.33	58,333,333.33	58,333,333.33	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	0.00	0.00	-	-
Class A-3 Notes	26,407,876.11	91,820.34	63.9415886	0.2223253
Class A-4 Notes	0.00	79,200.00	-	0.5500000
Certificates	0.00	0.00	-	-
Total Securities	26,407,876.11	171,020.34

I. COLLECTIONS

Interest:
Interest Collections		1,000,198.42
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		1,000,198.42

Principal:
Principal Collections		26,577,512.02
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		26,577,512.02

Recoveries of Defaulted Receivables		257,256.76
Servicer Advances		0.00

Total Collections		27,834,967.20

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	46,324	441,864,650.52
Total Principal Payment		26,407,876.11
	45,049	415,456,774.41

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-B OWNER TRUST
Monthly Servicer's Certificate
for the month of October 2014

III. DISTRIBUTIONS

Total Collections	27,834,967.20
Reserve Account Draw	0.00
Total Available for Distribution	27,834,967.20

1. Reimbursement of Advance	10,659.45

2. Servicing Fee:
Servicing Fee Due	374,519.59
Servicing Fee Paid	374,519.59
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00

Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	91,820.34

Class A-3 Notes Monthly Interest Paid	91,820.34
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	79,200.00

Class A-4 Notes Monthly Interest Paid	79,200.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-B OWNER TRUST
Monthly Servicer's Certificate
for the month of October 2014

Total Note Monthly Interest
Total Note Monthly Interest Due	171,020.34
Total Note Monthly Interest Paid	171,020.34
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	27,278,767.82

4. Total Monthly Principal Paid on the Notes	26,407,876.11

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	26,407,876.11
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	870,891.71
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	870,891.71

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,645,833.33
Required Reserve Account Amount	3,645,833.33
Beginning Reserve Account Balance	3,645,833.33
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,645,833.33

Required Reserve Account Amount for Next Period	3,645,833.33

VI. POOL STATISTICS

Weighted Average Coupon	2.64%
Weighted Average Remaining Maturity	28.88

Principal Recoveries of Defaulted Receivables	257,256.76
Principal on Defaulted Receivables	459,972.91
Pool Balance at Beginning of Collection Period	449,423,505.61
Net Loss Ratio	0.54%

Net Loss Ratio for Second Preceding Collection Period	0.43%
Net Loss Ratio for Preceding Collection Period	0.37%
Net Loss Ratio for Current Collection Period	0.54%
Average Net Loss Ratio	0.45%

Cumulative Net Losses for all Periods	6,806,851.06

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-B OWNER TRUST
Monthly Servicer's Certificate
for the month of October 2014

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	5,020,755.23	468
61-90 Days Delinquent	1,004,640.49	97
91-120 Days Delinquent	309,482.38	24
Total Delinquent Receivables:	6,334,878.10	589
61+ Days Delinquencies as Percentage of Receivables	0.31%	0.27%

Delinquency Ratio for Second Preceding Collection Period		0.33%
Delinquency Ratio for Preceding Collection Period		0.30%
Delinquency Ratio for Current Collection Period		0.27%
Average Delinquency Ratio		0.30%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO